Revenue and Contract Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 2.2	$ 1.9
Amount of revenue included in contract with customer liability	$ 0.3	$ 0.1